Leases - Remaining Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
2023	$ 1,741
2024	1,555
2025	1,341
2026	18
Total lease payments	4,655
Less: interest	(301)
Present value of lease liabilities	$ 4,354	$ 1,401